EQUITY (Details 7) - Non Employee Stock Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Nonvested at beginning	180,000
Granted		180,000
Vested	(90,000)
Forfeited
Nonvested at end	90,000	180,000
Weighted Average Exercise Price
Nonvested at beginning	$ 1.00
Granted		1.00
Vested	(1.00)
Forfeited
Nonvested at end	$ 1.00	$ 1.00
Grant Date Fair Value
Nonvested at beginning	$ 447,348
Granted		447,348
Nonvested at end	$ 202,193	$ 447,348